Schedule 1 - Condensed Parent Company Financial Statements (Condensed Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Cash Flow Statements, Captions [Line Items]
Net cash flows from operating activities	$ 367,819	$ 368,407	$ 366,847
Property, plant and equipment additions	(308,171)	(347,985)	(325,808)	(308,134)	(266,190)
Acquisitions of utility systems and other, net	(14,997)	(121,248)	(8,515)
Net proceeds from the sale of utility system and other assets	5,315	3,819	13,404
Proceeds from note receivable			5,289
Other	76	(1,512)	(946)
Net cash flows used in investing activities	(221,563)	(364,675)	(284,904)
Net repayments of short-term debt	(43,643)	(27,388)	18,103
Proceeds from long-term debt	263,834	300,109	52,513
Repayments of long-term debt	(300,323)	(202,203)	(96,072)
Change in cash overdraft position	9,872	(10,929)	14,503
Proceeds from issuing common stock	10,290	13,190	12,607
Proceeds from exercised stock options	25,698	14,598	6,603
Share-based compensation windfall tax benefits	2,420
Repurchase of common stock	(12,823)	(1,464)	(1,163)
Dividends paid on common stock	(102,889)	(93,423)	(87,133)	(80,907)	(74,729)
Net cash flows used in financing activities	(146,719)	(6,415)	(79,673)
Net (decrease) increase in cash and cash equivalents	(463)	(2,683)	2,270
Cash and cash equivalents at beginning of year	5,521	8,204	5,934
Cash and cash equivalents at end of year	5,058	5,521	8,204	5,934
Aqua America, Inc. [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash flows from operating activities	159,144	44,097	79,527
Acquisitions of utility systems and other, net	(266)	(105,160)	(6,936)
Net proceeds from the sale of utility system and other assets		79,560	13,049
Proceeds from note receivable			5,289
(Increase) decrease in investment of subsidiary	50,337	(54,574)	15,184
Other	(267)	(3,681)	74
Net cash flows used in investing activities	49,804	(83,855)	26,660
Net repayments of short-term debt		(5,000)	(10,000)
Proceeds from long-term debt	98,956	210,317	40,177
Repayments of long-term debt	(230,600)	(99,212)	(67,000)
Proceeds from issuing common stock	10,290	13,190	12,607
Proceeds from exercised stock options	25,698	14,598	6,603
Share-based compensation windfall tax benefits	2,420
Repurchase of common stock	(12,823)	(1,464)	(1,163)
Dividends paid on common stock	(102,889)	(93,423)	(87,133)
Net cash flows used in financing activities	(208,948)	39,006	(105,909)
Net (decrease) increase in cash and cash equivalents		(752)	278
Cash and cash equivalents at beginning of year		752	474
Cash and cash equivalents at end of year			$ 752